UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2005

Check here if Amendment [ ]; Amendment Number:    ______
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Brian Warner
Address:    767 Third Avenue, 16th Floor
            New York, NY 10017
            (212) 593-4538

Form 13F File Number:    28-6744

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Brian Warner
Title:
Phone:    (212) 593-4538

Signature, Place, and Date of Signing:

    /s/ Brian Warner                New York, NY               5/12/05
    ______________________    _________________________   ________________
          [Signature]               [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       32

Form 13F Information Table Value Total:       $65,251 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                        COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6  COLUMN 7            COLUMN 8
--------                        --------    ---------  --------- ----------------------- --------  -------- ------------------------
                                                                                                                      VOTING
                                                                   SHRS                                              AUTHORITY
                                  TITLE                   VALUE     OR              PUT/ INVESTMENT   OTHER  -----------------------
NAME OF ISSUER                  OF CLASS       CUSIP    (X$1000)  PRN AMT  SH/PRN   CALL DISCRETION MANAGERS     SOLE    SHARED NONE
--------------                  --------    ----------- -------- --------  -------- ---- ---------- -------- ----------  ------ ----

ACME COMMUNICATION INC          COM         004631 10 7    2,120   402,350    SH           SOLE                402,350
AT&T CORP                       COM NEW     001957 50 5      969    51,696    SH           SOLE                 51,696
BONE CARE INTL INC              COM         098072 10 1      259    10,000    SH           SOLE                 10,000
BEVERLY ENTERPRISES INC         COM NEW     087851 30 9      248    20,000    SH           SOLE                 20,000
BARRIER THERAPEUTICS INC        COM         06850R 10 8      271    17,500    SH           SOLE                 17,500
CENTRAL FD CDA LTD              CL A        153501 10 1    3,793   706,400    SH           SOLE                706,400
COMCAST CORP NEW                CL A        20030N 10 1    2,825    83,618    SH           SOLE                 83,618
COMPUWARE CORP                  COM         205638 10 9       72    10,000    SH           SOLE                 10,000
CV THERAPEUTICS INC             COM         126667 10 4      356    17,500    SH           SOLE                 17,500
DONNELLEY R R & SONS CO         COM         257867 10 1      791    25,000    SH           SOLE                 25,000
ESPEED INC                      CL A        296643 10 9      376    40,900    SH           SOLE                 40,900
FRANKLIN ELECTR PUBLISHERS I    COM         353515 10 9      155    40,000    SH           SOLE                 40,000
FIRST DATA CORP                 COM         319963 10 4    7,272   185,000    SH           SOLE                185,000
GAYLORD ENTMT CO NEW            COM         367905 10 6   11,090   274,500    SH           SOLE                274,500
GP STRATEGIES CORP              COM         36225V 10 4      126   902,703    SH           SOLE                902,703
HIGHLAND HOSPITALITY CORP       COM         430141 10 1    1,139   110,000    SH           SOLE                110,000
KERZNER INTERNATIONAL LTD       SHS         P6065Y 10 7    3,880    63,360    SH           SOLE                 63,360
LIBERTY MEDIA INTL INC          COM SER A   530719 10 3    1,280    29,262    SH           SOLE                 29,262
LIBERTY MEDIA CORP NEW          COM SER A   530718 10 5    4,046   390,123    SH           SOLE                390,123
MAGNA ENTMT CORP                CL A        559211 10 7    4,435   722,300    SH           SOLE                722,300
MEDIALINK WORLDWIDE INC         COM         58445P 10 5    1,125   289,900    SH           SOLE                289,900
MI DEVS INC                     CL A SUB
                                VTG         55304X 10 4    3,239   102,000    SH           SOLE                102,000
MIKOHN GAMING CORP              COM         59862K 10 8    4,671   371,900    SH           SOLE                371,900
NETFLIX COM INC                 COM         64110L 10 6      163    15,000    SH           SOLE                 15,000
NORTH PITTSBURGH SYS INC        COM         661562 10 8    2,431   122,970    SH           SOLE                122,970
ONYX PHARMACEUTICALS INC        COM         683399 10 9      549    17,500    SH           SOLE                 17,500
PFIZER INC                      COM         717081 10 3    2,364    90,000    SH           SOLE                 90,000
SONUS PHARMACEUTICALS INC       COM         835692 10 4      132    10,000    SH           SOLE                 10,000
STRIDE RITE CORP                COM         863314 10 0      133    10,000    SH           SOLE                 10,000
STEREOTAXIS INC                 COM         85916J 10 2    1,046   135,000    SH           SOLE                135,000
VALUEVISION MEDIA INC           CL A        92047K 10 7    3,619   292,600    SH           SOLE                292,600
VICURON PHARMACEUTICALS INC     COM         926471 10 3      276    17,500    SH           SOLE                 17,500
